CAPITAL AND FINANCIAL RISK MANAGEMENT - Currency risk management (Details) $ in Millions	Dec. 31, 2018 USD ($)
Currency risk
Capital and financial risk management
Percentage of strengthening in U.S. dollar	10.00%
Percentage of weakening in U.S. dollar	10.00%
Currency risk | Canadian dollars
Capital and financial risk management
Foreign currency net working capital	$ (13.9)
Currency risk | Brazilian reais
Capital and financial risk management
Foreign currency net working capital	(41.8)
Currency risk | Chilean pesos
Capital and financial risk management
Foreign currency net working capital	(32.1)
Currency risk | Russian roubles
Capital and financial risk management
Foreign currency net working capital	22.2
Currency risk | Mauritanian ouguiya
Capital and financial risk management
Foreign currency net working capital	(27.6)
Currency risk | Other
Capital and financial risk management
Foreign currency net working capital	(2.0)
10% strengthening in U.S. dollar | Canadian dollars
Capital and financial risk management
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	1.3
10% strengthening in U.S. dollar | Brazilian reais
Capital and financial risk management
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	3.8
10% strengthening in U.S. dollar | Chilean pesos
Capital and financial risk management
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	2.9
10% strengthening in U.S. dollar | Russian roubles
Capital and financial risk management
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	(2.0)
10% strengthening in U.S. dollar | Mauritanian ouguiya
Capital and financial risk management
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	2.5
10% strengthening in U.S. dollar | Other
Capital and financial risk management
Strengthening in U.S dollar effect on earnings before taxes, gain (loss)	0.2
10% weakening in U.S. dollar | Canadian dollars
Capital and financial risk management
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(1.5)
10% weakening in U.S. dollar | Brazilian reais
Capital and financial risk management
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(4.6)
10% weakening in U.S. dollar | Chilean pesos
Capital and financial risk management
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(3.6)
10% weakening in U.S. dollar | Russian roubles
Capital and financial risk management
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	2.5
10% weakening in U.S. dollar | Mauritanian ouguiya
Capital and financial risk management
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	(3.1)
10% weakening in U.S. dollar | Other
Capital and financial risk management
Weakening in U.S dollar effect on earnings before taxes, gain (loss)	$ (0.2)